Fees Summary	Nov. 10, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	* Calculated in accordance with Rule 457(c), based on the average of the high and low prices reported on the consolidated reporting system on November 9, 2026.
Narrative - Max Aggregate Offering Price	$ 92,890,000
Final Prospectus	true